Average Annual Total Returns - FidelityGrowthCompanyFund-KPRO - FidelityGrowthCompanyFund-KPRO - Fidelity Growth Company Fund	Jan. 29, 2024
Fidelity Growth Company Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	47.33%
Past 5 years	22.71%
Past 10 years	16.93%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%